Other Operational Loss - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Other Operational Loss [Line Items]
Percentage Of Future Proceeds Sold			45.00%
Other operational loss (Note 10)	$ 0	$ 4,050